Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Securities Act File Number	001-40298
Entity Registrant Name	Smart Share Global Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	799 Tianshan W Road
Entity Address, Address Line Two	6th Floor
Entity Address, Address Line Three	Changning District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200335
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001834253
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shanghai, the People’s Republic of China
ADS
Document Information
Title of 12(b) Security	American depositary shares, eachrepresenting two Class A ordinary shares
Trading Symbol	EM
Security Exchange Name	NASDAQ
Class A ordinary shares
Document Information
Title of 12(b) Security	Class A ordinary shares, par value*US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	433,108,521
Class B ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	73,973,970
Business Contact
Document Information
Entity Address, Address Line One	799 Tianshan W Road
Entity Address, Address Line Two	6th Floor
Entity Address, Address Line Three	Changning District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200335
City Area Code	+86 21
Local Phone Number	6050 3535
Contact Personnel Name	Maria Yi Xin
Contact Personnel Email Address	maria@enmonster.com